Submission	Mar. 10, 2025
Submission [Line Items]
Central Index Key	0001745999
Registrant Name	Beam Therapeutics Inc.
Registration File Number	333-277427
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES